December 22, 1997



Office of Records
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Filings - Rule 497

Re:     Dreyfus 100% U.S. Treasury Long Term Fund
   Registration Statement File No.:  33-00826
   CIK No. 0000779129

Dear Sir/Madam:

     The 497 filings made under CIK# 0000779129 and accession numbers 0000779131-97-000014 and 0000779131-97-000015, filed on December 19, 1997 should be disregarded.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                   Very truly yours,




                                   Diane C. Eaton